Pensions And Other Postemployment Benefits (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended														12 Months Ended								3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 United States [Member]	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2012 Italy [Member]	Dec. 31, 2011 Italy [Member]	Dec. 31, 2010 Italy [Member]	Dec. 31, 2012 France [Member]	Dec. 31, 2011 France [Member]	Dec. 31, 2010 France [Member]	Dec. 31, 2012 European [Member]	Dec. 31, 2011 European [Member]	Dec. 31, 2012 Equity Investments [Member]	Dec. 31, 2012 Fixed Income Investments [Member]	Dec. 31, 2012 Other Investment [Member]	Dec. 31, 2012 Investment Fund [Member]	Dec. 31, 2012 United States Plans [Member]	Dec. 31, 2012 Insurance Contract [Member]	Dec. 31, 2012 Debt [Member]	Dec. 31, 2012 Equity Securities [Member]	Sep. 30, 2010 Other Postemployment Benefits [Member]	Jun. 30, 2010 Other Postemployment Benefits [Member]	Dec. 31, 2012 Other Postemployment Benefits [Member]	Dec. 31, 2011 Other Postemployment Benefits [Member]	Dec. 31, 2010 Other Postemployment Benefits [Member]	Jun. 23, 2010 Other Postemployment Benefits [Member]	Jun. 01, 2010 Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailment																				$ 16
Prior service credit in AOCI																										(75)	(124)		2	162
Curtailment gain	51	51	1	29																				24	4	51	1	29
Defined benefit plan, target plan asset allocations																50.00%	25.00%	25.00%	87.00%		70.00%	25.00%	5.00%
Accumulated benefit obligation for all pension plans	1,735	1,735	1,554
Company contribute to its pension plans	82	82
Contribution expense for the eligible employees		23	23	20
Amounts contributed to defined contribution pension plans					1	1	1	1	1	1	1	1	1
Current portion of postemployment benefit liability	$ 47	$ 47	$ 43		$ 34	$ 36								$ 34	$ 36